Investment Objectives and Goals - Innovator Deepwater Frontier Tech ETF	Oct. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Deepwater Frontier Tech ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide capital appreciation.